Note 10 - Deposits (Details) - Maturities of Time Deposits (USD $)	Dec. 31, 2012	Dec. 31, 2011
Maturities of Time Deposits [Abstract]
2013	$ 82,529,124
2014	26,438,280
2015	12,191,851
2016	10,340,849
2017	10,117,812
	$ 141,617,916	$ 140,205,284